International Socially Responsible Fund Investment Objectives and Goals - International Socially Responsible Fund	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: International Socially Responsible Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to obtain growth of capital through investment, primarily in equity securities of companies which meet the social criteria established for the Fund.